Document And Entity Information	Jul. 19, 2022
Document Information [Line Items]
Entity, Registrant Name	UNITED BANCSHARES, INC/OH
Document, Type	8-K
Document, Period End Date	Jul. 19, 2022
Entity, Incorporation, State or Country Code	OH
Entity, File Number	000-29283
Entity, Tax Identification Number	34-1516518
Entity, Address, Address Line One	105 Progressive Drive
Entity, Address, City or Town	Columbus Grove
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	45830-1241
City Area Code	419
Local Phone Number	659-2141
Title of 12(b) Security	Common Stock
Trading Symbol	UBOH
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001087456